Share capital (Tables)	12 Months Ended
Dec. 31, 2018
Share capital [Abstract]
Disclosure of classes of share capital
Issued

	Common shares
	Number (in thousands)	$
Balance as at January 1, 2018	84,052	499,200
Issued pursuant to exercise of warrants	1,172	3,977
Issued pursuant to exercise of stock options	276	1,473
Balance as at December 31, 2018	85,500	504,650

Balance as at January 1, 2017	52,808	299,815
Issued pursuant to Public Offering	25,645	162,324
Issued pursuant to exercise of warrants	85	297
Issued pursuant to exercise of derivative liability warrants (note 10)	4,020	29,953
Issued pursuant to exercise of stock options	1,494	6,811
Balance as at December 31, 2017	84,052	499,200

Disclosure of warrants issued
Issued

	Warrants
	Number (in thousands)	$
Balance as at January 1, 2018	1,172	906
Warrants exercised	(1,172)	(906)
Balance as at December 31, 2018	—	—

Balance as at January 1, 2017	1,257	971
Warrants exercised	(85)	(65)
Balance as at December 31, 2017	1,172	906

Disclosure of outstanding warrants
A summary of the outstanding warrants as at December 31, 2018 is presented below:

Expiry date	Number (in thousands)	Weighted average exercise price $
February 14, 2019 (notes 11 and 23)	1,738	3.22
December 28, 2021 (note 11)	3,523	3.00
	5,261	3.07

Disclosure of number and weighted average exercise prices of share options
A summary of the stock options outstanding as at December 31, 2018 and 2017 and changes during the years ended on those dates is presented below:

	2018		2017
	Number	Weighted average exercise price in CA$	Number	Weighted average exercise price in CA$
Outstanding – Beginning of year	4,864	4.80	4,052	3.74
Granted pursuant to Stock Option Plan	3,003	6.54	2,729	5.44
Exercised	(276)	4.40	(1,494)	3.42
Forfeited	—	—	(423)	3.54
Outstanding – End of year	7,591	5.51	4,864	4.80
Options exercisable – End of year	4,510	5.03	2,834	4.25

Disclosure of stock options granted
A summary of the stock options granted pursuant to the Stock Option Plan for the years ended December 31, 2018 and 2017 is presented below:
Year ended December 31, 2018

Grant date	Grant price(5) US$	Grant price(5) CA$	Number
February 1, 2018 - Employees(2)	5.30	6.52	503
February 1, 2018 - Officers(2)	5.30	6.52	1,675
February 5, 2018 - Chief Executive Officer(2)	5.19	6.42	400
February 5, 2018 - Directors(1)	5.19	6.42	150
February 9, 2018 - Director(1)	5.09	6.40	50
February 22, 2018 - Director(1)	5.46	6.92	50
March 21, 2018 - Officer (3)	5.40	7.06	150
October 17, 2018 - New Employees (3)	5.93	7.70	25
			3,003

Year ended December 31, 2017

Grant date	Grant price(5) US$	Grant price(5) CA$	Number
January 20, 2017 - New Director (1)	2.74	3.65	10
January 27, 2017 - Employee (2)	3.02	3.96	25
February 9, 2017 - Chief Executive Officer (4)	3.20	4.21	1,050
February 9, 2017 - Officers(2)	3.20	4.21	747
February 9, 2017 - Employees (2)	3.20	4.21	89
February 16, 2017 - Directors (1)	3.62	4.73	50
April 26, 2017 - Officer (5)	6.95	9.45	50
April 26, 2017 - Employees (3)	6.95	9.45	183
April 26, 2017 - Directors (3)	6.95	9.45	100
June 23, 2017 - New Director (3)	6.40	8.48	50
July 5, 2017 - New Officer (3)	6.24	8.10	280
September 20, 2017 - New Employees (3)	6.19	7.59	60
October 25, 2017 - New Employee (3)	5.72	7.30	5
November 20, 2017 - New Employees (3)	5.13	6.56	30
			2,729

1.	These options vest in equal amounts over 12 months and are exercisable for a term of ten years

2.	These options vest in equal amounts over 36 months and are exercisable for a term of ten years.

3.	These options vest 12/36 on the 12-month anniversary date and thereafter 1/36 per month over the next 24 months and are exercisable for a term of ten years.

4.	One quarter of the options vested immediately, with the remainder of the options vesting each month in equal amounts over a period of 36 months and are exercisable for a term of ten years.

5.	Stock options are granted at a Canadian Dollar (CA$) exercise price, and converted to US Dollars (US$) based on the exchange rate when these stock options are granted.

Disclosure of weighted average assumptions used to estimate fair values of options granted
The following weighted average assumptions were used to estimate the fair value of the options granted during the year ended December 31:

	2018	2017
Annualized volatility	55%	74%
Risk-free interest rate	2.04%	1.31%
Expected life of options in years	4 years	6.6 years
Estimated forfeiture rate	22.4%	25.5%
Dividend rate	0.0%	0.0%
Exercise price	$5.29	$4.12
Market price on date of grant	$5.29	$4.12
Fair value per common share option	$2.89	$2.79

Disclosure of number and weighted average remaining contractual life of outstanding share options
The following table summarizes information on stock options outstanding as at December 31, 2018:

Options outstanding			Options exercisable
Range of exercise prices CA$	Number outstanding (in thousands)	Weighted average remaining contractual life (years)	Number outstanding (in thousands)
3.39 - 4.00	828	3.37	764
4.21 - 5.19	3,075	5.42	2,446
6.40 - 6.92	2,805	9.09	882
7.06 - 9.45	883	8.61	418
	7,591	6.92	4,510